New Accounting Standards Not Yet Adopted	12 Months Ended
Dec. 31, 2012
New Accounting Standards Not Yet Adopted

2. New Accounting Standards Not Yet Adopted

In July 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2012-02, Intangibles — Goodwill and Other (Topic 350): Testing Indefinite — Lived Intangible Assets for Impairment (“ASU 2012-02”). ASU 2012-02 permits an entity to make a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset, other than goodwill, is impaired. If the entity determines, on the basis of all relevant qualitative factors, that it is not more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, it will not be required to perform a quantitative impairment test for that asset. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The adoption of this ASU will not have an impact on the Company’s consolidated financial position, results of operations or cash flows.

In February 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-02 — Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. Under ASU 2013-02, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For other amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to the related footnotes that provide additional detail about those amounts. The Company is required to adopt this ASU for the interim period ending March 31, 2013. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income; accordingly, we do not expect the guidance to have a material effect on the Company’s consolidated financial statements.